LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Schedule, by years, of maturities of lease liabilities
2021	$ 168,780	¥ 1,102,580
2022	113,672	742,580
2023	47,652	311,291
Total lease payments	330,104	2,156,451
Less: imputed interest	(14,302)	(93,429)
Total operating lease liabilities	315,802	2,063,022	¥ 2,539,064
Less: operating lease liabilities - current	(204,069)	(1,333,113)	(1,328,976)
Operating lease liabilities - non-current	$ 111,733	¥ 729,909	¥ 1,210,088